Short Term Borrowings	12 Months Ended
Dec. 31, 2013
Short-term Debt [Abstract]
Short-term Debt [Text Block]

9. Short-term Borrowings

Short-term borrowings at December 31, 2013 and 2012 were comprised of the following:

	At December 31,
(dollar amounts in thousands)	2013	2012
Federal funds purchased and securities sold under agreements to repurchase	$548,605	$575,899
Other borrowings	3,538	13,915
Total short-term borrowings	$552,143	$589,814

Other borrowings consist of borrowings from the Treasury and other notes payable.

For each of the three years ended December 31, 2013, 2012, and 2011, weighted average interest rate at year-end, the maximum balance for the year, the average balance for the year, and weighted average interest rate for the year by category of short-term borrowings was as follows:

(dollar amounts in thousands)	2013	2012	2011
Weighted average interest rate at year-end
Federal Funds purchased and securities sold under agreements to repurchase	0.06%	0.15%	0.17%
Other short-term borrowings	2.59	1.98	2.74
Maximum amount outstanding at month-end during the year
Federal Funds purchased and securities sold under agreements to repurchase	$787,127	$1,590,082	$2,430,992
Other short-term borrowings	19,497	26,071	86,262
Average amount outstanding during the year
Federal Funds purchased and securities sold under agreements to repurchase	$692,481	$1,293,348	$2,009,039
Other short-term borrowings	7,815	16,983	46,245
Weighted average interest rate during the year
Federal Funds purchased and securities sold under agreements to repurchase	0.08%	0.14%	0.16%
Other short-term borrowings	1.79	1.36	0.59